Bank Line of Credit	6 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Bank Line of Credit

NOTE 7 – BANK LINE OF CREDIT

On July 24, 2015, the Company entered into an unsecured line of credit with Wells Fargo Bank. The line of credit bears interest at prime plus 4% and is personally guaranteed by the Company’s chief executive officer. There is no maturity date.